Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2060 Portfolio

March 31, 2020

VIPF2060-QTLY-0520
1.9894058.100

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.1%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	6,724	$216,652
VIP Equity-Income Portfolio Initial Class (a)	12,919	228,672
VIP Growth & Income Portfolio Initial Class (a)	16,173	260,708
VIP Growth Portfolio Initial Class (a)	3,530	221,618
VIP Mid Cap Portfolio Initial Class (a)	2,761	63,760
VIP Value Portfolio Initial Class (a)	16,741	167,911
VIP Value Strategies Portfolio Initial Class (a)	10,014	82,416
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,576,913)		1,241,737

International Equity Funds - 41.0%
VIP Emerging Markets Portfolio Initial Class (a)	41,011	371,152
VIP Overseas Portfolio Initial Class (a)	39,802	734,752
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,363,651)		1,105,904

Bond Funds - 8.9%
Fidelity Inflation-Protected Bond Index Fund (a)	5,265	54,015
Fidelity Long-Term Treasury Bond Index Fund (a)	3,664	62,799
VIP High Income Portfolio Initial Class (a)	12,009	55,840
VIP Investment Grade Bond Portfolio Initial Class (a)	5,092	66,960
TOTAL BOND FUNDS
(Cost $235,800)		239,614

Short-Term Funds - 4.0%
VIP Government Money Market Portfolio Initial Class 0.26% (a)(b)
(Cost $108,984)	108,984	108,984
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,285,348)		2,696,239
NET OTHER ASSETS (LIABILITIES) - 0.0%		(248)
NET ASSETS - 100%		$2,695,991

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$25,795	$46,226	$18,801	$48	$50	$745	$54,015
Fidelity Long-Term Treasury Bond Index Fund	32,543	58,335	41,011	368	2,804	10,128	62,799
VIP Contrafund Portfolio Initial Class	110,037	186,119	39,798	1,620	(3,981)	(35,725)	216,652
VIP Emerging Markets Portfolio Initial Class	179,077	344,593	16,670	39,433	(5,185)	(130,663)	371,152
VIP Equity-Income Portfolio Initial Class	116,210	212,572	24,587	13,100	(4,318)	(71,205)	228,672
VIP Government Money Market Portfolio Initial Class 0.26%	12,921	115,771	19,708	121	--	--	108,984
VIP Growth & Income Portfolio Initial Class	132,498	248,968	27,023	16,746	(6,898)	(86,837)	260,708
VIP Growth Portfolio Initial Class	112,466	211,634	37,642	24,259	(5,389)	(59,451)	221,618
VIP High Income Portfolio Initial Class	25,858	49,653	10,395	489	(789)	(8,487)	55,840
VIP Investment Grade Bond Portfolio Initial Class	31,573	63,335	27,248	327	(319)	(381)	66,960
VIP Mid Cap Portfolio Initial Class	32,271	58,926	3,142	130	(420)	(23,875)	63,760
VIP Overseas Portfolio Initial Class	348,753	606,660	45,847	3,889	(5,970)	(168,844)	734,752
VIP Value Portfolio Initial Class	85,372	174,957	10,381	8,383	(3,356)	(78,681)	167,911
VIP Value Strategies Portfolio Initial Class	41,832	86,428	3,161	5,384	(804)	(41,879)	82,416
	1,287,206	2,464,177	325,414	114,297	(34,575)	(695,155)	2,696,239

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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